Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HC CAPITAL TRUST
Prospectus Date	rr_ProspectusDate	Nov. 01, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to Prospectus

HC Strategic Shares

Dated November 1, 2019

HC Capital Trust

The date of this Supplement is February 11, 2020

The Institutional U.S. Equity Portfolio (formerly, The Institutional Growth Equity Portfolio) (the “Portfolio”): Effective February 10, 2020, all references to The Institutional Growth Equity Portfolio in the Prospectus are revised and restated as The Institutional U.S. Equity Portfolio. On February 11, 2020, the Portfolio Management Agreements between the Portfolio and each of the respective Specialist Managers, Frontier Capital Management Company, LLC (“Frontier”), Wellington Management Company LLP (“Wellington”) and Echo Street Capital Management LLC (“Echo Street”) were approved by the shareholders of the Portfolio. Accordingly, effective February 11, 2020, the Prospectus is supplemented as follows:

1. The Portfolio’s fee table and expense example table disclosures on page 19 are revised and restated to reflect the management fees, effective February 11, 2020 assuming an allocation of: 0% to Cadence; 17% to Echo Street; 0% to Frontier; 13% to Jennison; 55% to Mellon’s Index Strategy; 9% to Mellon’s Factor Strategy; 0% to Mellon’s U.S. MultiFactor Strategy; 0% to PIMCO’s RAFI U.S. Multifactor Strategy; 0% to PIMCO’s Enhanced Index Strategy; 4% to Parametric’s Liquidity Strategy; 0% to Parametric’s Defensive Equity Strategy; 1% to Parametric’s Targeted Strategy; 0% to Wellington and 1% to HC Capital Solutions, as follows:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.22%
Other Expenses	0.07%
Total Annual Portfolio Operating Expenses	0.29%

1 Year	$30
3 Years	$93
5 Years	$163
10 Years	$368

The ESG Equity Portfolio (the “Portfolio”): On February 11, 2020, the Portfolio Management Agreement between the Trust and RBC Global Asset Management (UK) Limited (“RBC GAM”) relating to the Portfolio was approved by the shareholders of the Portfolio. Accordingly, effective February 11, 2020, the Prospectus is supplemented as follows:

1. The Portfolio’s fee table and expense example table disclosures on page 56 are revised and restated to reflect RBC GAM’s management fee, effective February 11, 2020, assuming an allocation of: 75% to Mellon; 5% to Parametric’s Liquidity Strategy; 0% to Parametric’s Targeted Strategy; 20% to RBC GAM and 0% to Agincourt, as follows:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.26%
Other Expenses	0.13%
Total Annual Portfolio Operating Expenses	0.39%

1 Year	$40
3 Years	$125
5 Years	$219
10 Years	$493

The Institutional U.S. Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to Prospectus

HC Strategic Shares

Dated November 1, 2019

HC Capital Trust

The date of this Supplement is February 11, 2020

The Institutional U.S. Equity Portfolio (formerly, The Institutional Growth Equity Portfolio) (the “Portfolio”): Effective February 10, 2020, all references to The Institutional Growth Equity Portfolio in the Prospectus are revised and restated as The Institutional U.S. Equity Portfolio. On February 11, 2020, the Portfolio Management Agreements between the Portfolio and each of the respective Specialist Managers, Frontier Capital Management Company, LLC (“Frontier”), Wellington Management Company LLP (“Wellington”) and Echo Street Capital Management LLC (“Echo Street”) were approved by the shareholders of the Portfolio. Accordingly, effective February 11, 2020, the Prospectus is supplemented as follows:

1. The Portfolio’s fee table and expense example table disclosures on page 19 are revised and restated to reflect the management fees, effective February 11, 2020 assuming an allocation of: 0% to Cadence; 17% to Echo Street; 0% to Frontier; 13% to Jennison; 55% to Mellon’s Index Strategy; 9% to Mellon’s Factor Strategy; 0% to Mellon’s U.S. MultiFactor Strategy; 0% to PIMCO’s RAFI U.S. Multifactor Strategy; 0% to PIMCO’s Enhanced Index Strategy; 4% to Parametric’s Liquidity Strategy; 0% to Parametric’s Defensive Equity Strategy; 1% to Parametric’s Targeted Strategy; 0% to Wellington and 1% to HC Capital Solutions, as follows:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.22%
Other Expenses	0.07%
Total Annual Portfolio Operating Expenses	0.29%

1 Year	$30
3 Years	$93
5 Years	$163
10 Years	$368

The ESG Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to Prospectus

HC Strategic Shares

Dated November 1, 2019

HC Capital Trust

The date of this Supplement is February 11, 2020

The ESG Equity Portfolio (the “Portfolio”): On February 11, 2020, the Portfolio Management Agreement between the Trust and RBC Global Asset Management (UK) Limited (“RBC GAM”) relating to the Portfolio was approved by the shareholders of the Portfolio. Accordingly, effective February 11, 2020, the Prospectus is supplemented as follows:

1. The Portfolio’s fee table and expense example table disclosures on page 56 are revised and restated to reflect RBC GAM’s management fee, effective February 11, 2020, assuming an allocation of: 75% to Mellon; 5% to Parametric’s Liquidity Strategy; 0% to Parametric’s Targeted Strategy; 20% to RBC GAM and 0% to Agincourt, as follows:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.26%
Other Expenses	0.13%
Total Annual Portfolio Operating Expenses	0.39%

1 Year	$40
3 Years	$125
5 Years	$219
10 Years	$493